Pursuant to Rule 497(k)

Registration Nos. 333-271759; 811-23875

Madison ETFs Trust

(the “Trust”)

Madison Mosaic Income Opportunities ETF (MIOP)

(the “Fund”)

Supplement dated October 31, 2025 to the

Fund’s Prospectus and Statement of Additional Information (“SAI”),

Each dated October 31, 2025

As of the date of this supplement, the Madison Mosaic Income Opportunities ETF (MIOP) is not offered for sale or available for purchase by investors.

Please Keep this Supplement with your Prospectus and Statement of Additional Information for Future Reference